C2 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of information about property, plant and equipment (abstract)
C2 Property, plant and equipment

Property, plant and equipment

	Land and buildings	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total

2025

Cost

Opening balance	8,085	4,034	38,007	780	50,906

Additions	55	180	1,143	1,252	2,630

Balances regarding acquired/divested business	–146	–366	–63	–	–575

Disposals	–161	–149	–2,972	–153	–3,435

Reclassifications	474	99	498	–1,071	–

Translation differences	–758	–416	–2,422	–67	–3,663
Closing balance	7,549	3,382	34,191	741	45,863

Accumulated depreciations

Opening balance	–4,786	–3,179	–30,134	–	–38,099

Depreciations	–423	–269	–2,555	–	–3,247

Balances regarding divested business	118	249	57	–	424

Disposals	138	129	2,853	–	3,120

Reclassifications	–1	–	1	–	–

Translation differences	473	324	1,998	–	2,795
Closing balance	–4,481	–2,746	–27,780	–	–35,007

Accumulated impairment losses

Opening balance	–486	–184	–1,592	–	–2,262

Impairment losses	–135	8	–90	–17	–234

Disposals	17	24	128	17	186

Translation differences	62	23	158	–	243

Closing balance	–542	–129	–1,396	–	–2,067
Net carrying value	2,526	507	5,015	741	8,789

2024

Cost

Opening balance	7,336	3,752	37,397	1,058	49,543

Additions	208	239	949	944	2,340

Disposals	–301	–127	–1,928	–213	–2,569

Reclassifications	507	14	524	–1,045	–

Translation differences	335	156	1,065	36	1,592
Closing balance	8,085	4,034	38,007	780	50,906

Accumulated depreciations

Opening balance	–4,265	–2,898	–28,091	–	–35,254

Depreciations	–469	–346	–3,046	–	–3,861

Disposals	277	103	1,820	–	2,200

Reclassifications	–128	86	42	–	–

Translation differences	–201	–124	–859	–	–1,184
Closing balance	–4,786	–3,179	–30,134	–	–38,099

Accumulated impairment losses

Opening balance	–437	–211	–1,446	–	–2,094

Impairment losses	–28	17	–174	–97	–282

Disposals	22	8	118	97	245

Reclassifications	–17	15	2	–	–

Translation differences	–26	–13	–92	–	–131

Closing balance	–486	–184	–1,592	–	–2,262
Net carrying value	2,813	671	6,281	780	10,545
Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2025, amounted to SEK 538 (565) million.